Future Minimum Rental Commitment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2012	$ 7,415
2013	7,631
2014	7,765
2015	7,915
2016	7,982
Thereafter	56,703
Total minimum lease payments	95,411
Related Parties
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2012	1,805
2013	1,832
2014	1,901
2015	1,956
2016	2,012
Thereafter	1,442
Total minimum lease payments	10,948
Non Related Party
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2012	5,610
2013	5,799
2014	5,864
2015	5,959
2016	5,970
Thereafter	55,261
Total minimum lease payments	$ 84,463